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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F/A

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [X] is a restatement.*
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KBC Alternative Investment Management Belgium NV
Address: Havenlaan 2
         1080 Brussels
         Belgium

Form 13F File Number: 028-13044

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:  Thomas Korossy
Title: Director
Phone: (212) 845-2000

Signature, Place, and Date of Signing:


          /s/ Thomas Korossy                New York, NY           04/21/09.
-------------------------------------   --------------------   -----------------
             [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]

Form 13F File Number       Name
--------------------   ------------
028-13043              KBC Group NV

* This amendment restates the Form 13F-NT for the quarter ended September 30, 2008. As a result of a technical error, a position in SK Telecom Ltd. Sponsored ADRs (CUSIP 78440P108) was reported for KBC Alternative Investment Management Belgium NV (Other Included Manager 8) on the Form 13F-HR of KBC Group NV for the same period when no such position was held.